As filed with the Securities and Exchange Commission on September 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22396

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JULY 31, 2012

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligationsµ (12.4%)
All Telecom (0.6%)
267,000	Crown Castle, Term Loan B, due 1/31/19	266,244	¢^^
864,000	Level 3 Financing, Inc., Term Loan, due 3/13/14	860,544	¢^^
437,000	Level 3 Financing, Inc., Term Loan B3, 5.75%, due 9/1/18	437,957
		1,564,745
Automotive (1.7%)
2,385,471	Chrysler Automotive, Term Loan B, 6.00%, due 5/24/17	2,421,253
2,125,000	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/15/19	2,100,711
		4,521,964
Building & Development (1.0%)
2,745,000	Realogy, Term Loan B-2, due 10/10/16	2,600,888	¢^^
Business Equipment & Services (0.3%)
907,375	Monitronics, Term Loan B, 5.50%, due 3/23/18	910,778
Cable & Satellite Television (0.4%)
1,077,300	Charter Communications Operating LLC, Term Loan D, 4.00%, due 4/9/19	1,075,188
Electronics - Electrical (0.3%)
783,038	Datatel, Inc., Term Loan B, 6.25%, due 7/31/18	789,106
Financial Intermediaries (1.9%)
777,007	First Data, Term Loan B-4, 5.25%, due 3/24/17	751,273
4,628,000	Springleaf, Term Loan B, 5.50%, due 5/10/17	4,417,796	¢^^
		5,169,069
Health Care (1.5%)
1,196,311	EMS, Term Loan B, 5.25%, due 5/25/18	1,195,246
1,273,600	Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, due 12/5/18	1,287,661
202,000	United Surgical Partners Int'l, Inc., Term Loan B, due 4/19/17	200,148	¢^^
1,273,000	United Surgical Partners Int'l, Inc., Term Loan B2, due 4/1/19	1,276,182	¢^^
		3,959,237
Health Facilities (0.3%)
760,000	HCA, Inc., Term Loan B2, due 3/31/17	748,281	¢^^
Insurance (0.3%)
778,000	Hologic, Term Loan, due 7/18/19	782,863	¢^^
Lodging & Casinos (1.1%)
2,162,774	Ceasers Entertainment Operating Co., Term Loan B5, 4.50%, due 1/28/18	1,827,544
1,310,000	Station Casinos, Term Loan B-2, due 6/17/16	1,172,450	¢^^
		2,999,994
Nonferrous Metals - Minerals (0.5%)
1,365,000	Arch Coal, Term Loan B, 5.75%, due 5/14/18	1,338,273
Oil & Gas (0.9%)
2,453,000	Chesapeake Energy, Term Loan B, 8.50%, due 12/2/17	2,445,862	¢^^
Publishing (0.2%)
802,189	Cengage Learning, Term Loan B1, 5.75%, due 7/31/17	689,482	¢^^
Radio & Television (0.5%)
555,000	Clear Channel, Term Loan A, 3.65%, due 7/30/14	497,574
798,000	Univision Communications, Inc., Term Loan, due 3/31/17	763,710	¢^^
		1,261,284
Retailers (except food & drug) (0.3%)
959,000	Amscan Holdings, Inc., Term Loan, due 7/25/19	960,199	¢^^

Utilities (0.6%)
1,530,000	Calpine Corporation, Term Loan B, 4.50%, due 4/1/18	1,536,701
	Total Bank Loan Obligations (Cost $33,233,556)	33,353,914
Corporate Debt Securities (125.0%)
Airlines (1.6%)
1,085,000	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	1,128,400	ñ
933,000	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	983,149	ñ
1,271,000	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	1,315,485	ñ
765,439	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	876,428
		4,303,462
Automakers (1.4%)
1,160,000	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	1,206,400
945,000	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	1,267,481
845,000	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	1,177,719
		3,651,600
Banking (4.5%)
2,470,000	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	2,670,687
555,000	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	633,255
4,080,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	4,850,100	ØØ
820,000	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	956,325
2,476,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	2,965,010
		12,075,377
Building & Construction (0.7%)
650,000	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 5/15/19	632,938
780,000	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	848,250
490,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	550,025
		2,031,213
Building Materials (2.2%)
905,000	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	972,794
750,000	Ply Gem Industries, Inc., Senior Secured Notes, 8.25%, due 2/15/18	778,125
1,760,000	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	1,878,800
2,050,000	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	2,193,500	ñ
		5,823,219
Chemicals (4.4%)
485,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	552,900
895,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	1,029,250
3,575,000	LyondellBasell Industries NV, Senior Unsecured Notes, 5.00%, due 4/15/19	3,878,875	ØØ
725,000	LyondellBasell Industries NV, Senior Unsecured Notes, 6.00%, due 11/15/21	833,750
245,000	LyondellBasell Industries NV, Senior Unsecured Notes, 5.75%, due 4/15/24	277,462
2,250,000	Momentive Performance Materials, Inc., Senior Secured Notes, 10.00%, due 10/15/20	2,278,125	ñ
4,255,000	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	3,106,150
		11,956,512
Computer Hardware (0.6%)
1,505,000	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	1,634,806
Consumer - Commercial Lease Financing (7.1%)
415,000	American General Finance, Inc., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	356,900
780,000	CIT Group, Inc., Guaranteed Notes, 7.00%, due 5/2/16	783,900	ñ
1,539,867	CIT Group, Inc., Guaranteed Notes, 7.00%, due 5/2/17	1,547,566	ñ
1,915,000	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	2,096,925	ñ
3,645,000	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	3,845,475	ñØØ
4,545,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	5,124,487
2,190,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	2,548,613
690,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	807,300
1,935,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	2,034,169
		19,145,335

Consumer Products (0.4%)
1,100,000	PC Merger Sub, Inc., Senior Notes, 8.88%, due 8/1/20	1,138,500	ñ
Department Stores (1.6%)
4,789,000	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	4,292,141
Electric - Generation (4.3%)
635,000	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	687,388	ñ
745,000	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	839,988	ñ
1,250,000	Edison Mission Energy, Senior Unsecured Notes, 7.75%, due 6/15/16	687,500
1,360,000	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	741,200
3,805,000	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	2,045,188
720,000	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	382,500
565,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	601,725
2,045,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	2,203,487
3,315,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,522,187	ØØ
		11,711,163
Electric - Integrated (1.3%)
435,000	CMS Energy Corp., Senior Unsecured Notes, 6.55%, due 7/17/17	498,163
450,000	CMS Energy Corp., Senior Unsecured Notes, 5.05%, due 2/15/18	489,615
1,735,000	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,934,525	ñ
500,000	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	515,000
		3,437,303
Electronics (2.7%)
1,645,000	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	1,612,100
2,435,125	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	2,416,862
1,230,000	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	1,294,575	ñ
935,000	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	1,000,450	ñ
855,000	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	978,975	ñ
		7,302,962
Energy - Exploration & Production (14.4%)
471,000	ATP Oil & Gas Corp., Secured Notes, 11.88%, due 5/1/15	181,335
225,000	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	225,563
1,250,000	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	1,287,500
2,010,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	1,999,950
3,165,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	3,093,787
1,100,000	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	1,171,500
2,850,000	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	3,206,250	ØØ
3,787,000	Everest Acquisition LLC, Senior Unsecured Notes, 9.38%, due 5/1/20	4,075,759	ñØØ
3,590,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	3,248,950	ØØ
2,205,000	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	2,182,950	ñ
1,255,000	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,361,675
2,260,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	2,384,300
1,555,000	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	1,679,400
930,000	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	995,100
845,000	Plains Exploration & Production Co., Guaranteed Notes, 8.63%, due 10/15/19	950,625
805,000	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	853,300
2,345,000	Plains Exploration & Production Co., Guaranteed Notes, 6.75%, due 2/1/22	2,509,150
140,000	Range Resources Corp., Guaranteed Notes, 8.00%, due 5/15/19	155,050
500,000	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	531,250
690,000	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	710,700
1,805,000	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	1,877,200	ñ
1,053,000	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	1,079,325
2,805,000	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	2,861,100
		38,621,719
Food & Drug Retailers (1.1%)
675,000	Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17	691,031
560,000	Rite Aid Corp., Secured Notes, 10.25%, due 10/15/19	631,400
1,442,000	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	1,624,053
		2,946,484

Gaming (4.7%)
465,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	448,725
1,090,000	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	1,145,862	ñ
725,000	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	763,969
1,605,271	CityCenter Holdings LLC, Secured Notes, 10.75%, due 1/15/17	1,691,554
975,000	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	1,007,906
730,000	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	813,038
3,745,000	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	3,754,362	ØØ
890,979	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	953,348
1,090,000	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	1,190,825	ñ
691,000	Wynn Las Vegas LLC, 1st Mortgage, 7.75%, due 8/15/20	767,010
		12,536,599
Gas Distribution (8.7%)
25,000	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	24,938
1,740,000	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	1,753,050
1,710,000	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	1,808,325
1,825,000	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	1,939,062
970,000	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	1,111,450
280,000	El Paso Corp., Senior Unsecured Notes, 7.25%, due 6/1/18	322,984
1,145,000	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.75%, due 1/15/32	1,341,021
1,315,000	El Paso Energy Corp., Senior Unsecured Global Medium-Term Notes, 7.80%, due 8/1/31	1,528,486
2,700,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	3,084,750	ØØ
1,990,000	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	2,129,300
1,135,000	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	1,171,887
785,000	Inergy L.P., Guaranteed Notes, 6.88%, due 8/1/21	806,587
1,295,000	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	1,377,624
810,000	Kinder Morgan Finance Co., Senior Secured Notes, 6.00%, due 1/15/18	860,208	ñ
2,505,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	2,667,825
1,360,000	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	1,455,200
		23,382,697
Health Facilities (6.1%)
695,000	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	675,887
800,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	778,000
545,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	497,313
835,000	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	940,941
2,340,000	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	2,614,950
950,000	HCA, Inc., Senior Secured Notes, 7.88%, due 2/15/20	1,068,750
1,495,000	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,608,994
2,090,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	2,309,450
555,000	Tenet Healthcare Corp., Senior Unsecured Notes, 9.25%, due 2/1/15	620,212
2,225,000	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	2,522,594
2,210,000	United Surgical Partners Int'l, Inc., Senior Unsecured Notes, 9.00%, due 4/1/20	2,381,275	ñ
470,000	Universal Health Services, Inc., Senior Secured Notes, 7.13%, due 6/30/16	537,562
		16,555,928
Hotels (0.7%)
1,670,000	Host Hotels & Resorts L.P., Unsubordinated Notes, Series W, 5.88%, due 6/15/19	1,832,825
180,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 6.00%, due 10/1/21	202,050
		2,034,875
Investments & Misc. Financial Services (2.5%)
3,680,000	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	3,868,600	ØØ
1,885,000	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	2,002,813	ñ
850,000	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	903,125
		6,774,538

Leisure (0.5%)
1,155,000	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	1,300,097
Machinery (2.1%)
2,845,000	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	3,335,763	ØØ
510,000	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	536,775
680,000	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	703,800
910,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	991,900	ØØ
		5,568,238
Media - Broadcast (4.7%)
685,000	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	775,762
2,240,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	1,853,600
2,410,000	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	1,397,800
2,095,000	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	2,032,150
1,330,000	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	1,509,550	ñ
1,080,000	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,123,200	ñ
375,000	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	404,063	ñ
1,405,000	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	1,419,050	ñ
885,000	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	982,350	ñ
1,055,000	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	1,144,675	ñ
		12,642,200
Media - Cable (6.4%)
1,440,000	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,582,200
210,000	CCO Holdings LLC, Guaranteed Notes, 7.88%, due 4/30/18	229,163
70,000	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	76,825
1,040,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,175,200
2,020,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 8.63%, due 11/15/17	2,176,550	ñ
1,060,000	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	1,200,450
2,280,000	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	2,485,200	ñ
485,000	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	542,594
1,350,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	1,476,562
5,405,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	5,567,150	ñ
530,000	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	584,987
		17,096,881
Media - Services (1.8%)
650,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	702,000
450,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, 7.63%, due 3/15/20	430,875	ñ
135,000	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	147,994
3,320,000	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	3,647,850	ØØ
		4,928,719
Medical Products (1.5%)
1,170,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	1,256,287	ñ
410,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	438,188	ñ
1,520,000	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	1,696,700	ñ
645,000	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	682,088	ñØ
		4,073,263
Metals - Mining Excluding Steel (3.7%)
700,000	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	684,250
1,215,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	1,054,013
755,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	653,075
4,625,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	4,740,625	ñ

1,185,000	FMG Resources (August 2006) Pty Ltd., Senior Unsecured Notes, 6.00%, due 4/1/17	1,182,037	ñ
375,000	FMG Resources (August 2006) Pty Ltd., Senior Unsecured Notes, 6.88%, due 4/1/22	374,063	ñ
1,200,000	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	1,200,000	ñ
		9,888,063
Packaging (6.0%)
2,635,000	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	2,878,737	ØØ
5,125,000	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	5,740,000	ØØ
1,040,000	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	1,172,600
2,590,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,855,475
2,130,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 9.88%, due 8/15/19	2,257,800	ñ
1,065,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	1,134,225
		16,038,837
Pharmaceuticals (1.5%)
1,055,000	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	1,165,775
1,445,000	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	1,605,756	ñ
475,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	503,500	ñ
630,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	670,950	ñ
		3,945,981
Printing & Publishing (5.1%)
334,000	Cengage Learning Acquisitions, Inc., Secured Notes, 12.00%, due 6/30/19	286,405	ñ
935,000	Cengage Learning Acquisitions, Inc., Senior Secured Notes, 11.50%, due 4/15/20	974,737	ñ
1,195,000	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	1,347,362
2,305,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	2,547,025
885,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	953,588
4,735,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	4,687,650	ØØ
1,660,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,672,450
1,200,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,179,000
		13,648,217
Real Estate Dev. & Mgt. (0.4%)
1,005,000	Realogy Corp., Senior Secured Notes, 7.63%, due 1/15/20	1,079,119	ñ
Software - Services (3.5%)
820,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	924,550
3,450,000	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	3,286,125	ØØ
1,055,000	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,101,156	ñ
1,420,000	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	1,540,700	ñ
515,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	547,188
515,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	552,981
1,395,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	1,524,037
		9,476,737
Specialty Retail (2.1%)
3,765,000	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	4,160,325	ØØ
1,358,000	Toys “R” Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	1,466,640
		5,626,965
Support - Services (1.0%)
990,000	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,098,900
1,240,000	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,035,400	ñ
570,000	RSC Equipment Rental, Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	618,450
		2,752,750
Telecom - Integrated Services (9.0%)
460,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	507,614
3,500,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	3,447,500	ØØ

595,000	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	651,525
575,000	Frontier Communications Corp., Senior Unsecured Notes, 8.50%, due 4/15/20	622,438
2,200,000	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	2,420,000
1,205,000	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	1,205,000	ñ
878,290	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	913,422
670,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	745,375
355,000	Level 3 Communications, Inc., Senior Unsecured Notes, 8.88%, due 6/1/19	361,213	ñØ
500,000	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	521,875
1,370,000	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	1,441,925
1,225,000	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,313,812
1,280,000	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	1,385,600
510,000	PAETEC Holding Corp., Guaranteed Notes, 9.88%, due 12/1/18	575,025
1,475,000	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,569,031
640,000	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	746,532
1,649,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	1,661,367
500,000	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	549,375
460,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/15/20	489,900
1,610,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	1,722,700	ØØ
1,195,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	1,248,775
		24,100,004
Telecom - Wireless (4.7%)
1,018,000	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	1,079,080
570,000	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	599,925	ñ
3,915,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	3,503,925	ØØ
2,980,000	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	2,965,100
475,000	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	554,562	ñ
1,147,000	Sprint Nextel Corp., Guaranteed Notes, 7.00%, due 3/1/20	1,250,230	ñ
865,000	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	769,850	ñ
2,035,000	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	1,800,975	ñ
		12,523,647
	Total Corporate Debt Securities (Cost $323,224,889)	336,046,151
NUMBER OF SHARES
Short-Term Investments (3.1%)
8,379,328	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $8,379,328)	8,379,328

	Total Investments (140.5%) (Cost $364,837,773)	377,779,393	##

	Liabilities, less cash, receivables and other assets [(30.4%)]	(81,680,357)	ØØ±

	Liquidation Value of Perpetual Preferred Shares [(10.1%)]	(27,175,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$268,924,036

See Notes to Schedule of Investments

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Bank Loans. Inputs used by independent pricing services to value bank loan securities include multiple broker quotes (generally Level 2 inputs).

The value of the Fund’s investments in interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Liquid Reserves Fund Institutional Class are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2012:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations^	$ -	$ 33,353,914	$ -	$ 33,353,914
Corporate Debt Securities
Airlines	-	3,427,034	876,428	4,303,462
Automakers	-	3,651,600	-	3,651,600
Banking	-	12,075,377	-	12,075,377
Building & Construction	-	2,031,213	-	2,031,213
Building Materials	-	5,823,219	-	5,823,219
Chemicals	-	11,956,512	-	11,956,512
Computer Hardware	-	1,634,806	-	1,634,806
Consumer - Commercial Lease Financing	-	19,145,335	-	19,145,335
Consumer Products	-	1,138,500	-	1,138,500
Department Stores	-	4,292,141	-	4,292,141
Electric - Generation	-	11,711,163	-	11,711,163
Electric - Integrated	-	3,437,303	-	3,437,303
Electronics	-	7,302,962	-	7,302,962
Energy - Exploration & Production	-	38,621,719	-	38,621,719
Food & Drug Retailers	-	2,946,484	-	2,946,484
Gaming	-	12,536,599	-	12,536,599
Gas Distribution	-	23,382,697	-	23,382,697
Health Facilities	-	16,555,928	-	16,555,928
Hotels	-	2,034,875	-	2,034,875
Investments & Misc. Financial Services	-	6,774,538	-	6,774,538
Leisure	-	1,300,097	-	1,300,097
Machinery	-	5,568,238	-	5,568,238
Media - Broadcast	-	12,642,200	-	12,642,200
Media - Cable	-	17,096,881	-	17,096,881
Media - Services	-	4,928,719	-	4,928,719
Medical Products	-	4,073,263	-	4,073,263
Metals - Mining Excluding Steel	-	9,888,063	-	9,888,063
Packaging	-	16,038,837	-	16,038,837
Pharmaceuticals	-	3,945,981	-	3,945,981
Printing & Publishing	-	13,648,217	-	13,648,217
Real Estate Dev. & Mgt.	-	1,079,119	-	1,079,119
Software - Services	-	9,476,737	-	9,476,737
Specialty Retail	-	5,626,965	-	5,626,965
Support - Services	-	2,752,750	-	2,752,750
Telecom - Integrated Services	-	24,100,004	-	24,100,004
Telecom - Wireless	-	12,523,647	-	12,523,647
Total Corporate Debt Securities	-	335,169,723	876,428	336,046,151
Short-Term Investments	-	8,379,328	-	8,379,328
Total Investments	$-	$376,902,965	$876,428	$377,779,393

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/11	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 7/31/12	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/12
Investments in Securities:
Corporate Debt

Securities Airlines	$922,070	$-	$(3,754)	$46,441	$-	$(88,329)	$-	$-	$876,428	$46,441
Total	$922,070	$-	$(3,754)	$46,441	$-	$(88,329)	$-	$-	$876,428	$46,441

The Fund had no transfers between Levels 1 and 2 during the period ended July 31, 2012.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$-	$(3,880,553)	$-	$(3,880,553)

##
At July 31, 2012, the cost of investments for U.S. federal income tax purposes was $364,995,225. Gross unrealized appreciation of investments was $17,906,295 and gross unrealized depreciation of investments was $5,122,127, resulting in net unrealized appreciation of $12,784,168 based on cost for U.S. federal income tax purposes.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2012, these securities amounted to $86,173,747 or 32.0% of net assets applicable to common shareholders.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2012 these securities amounted to $1,043,301 or 0.4% of net assets applicable to common shareholders.

ØØ
All or a portion of this security is segregated in connection with obligations for interest rate swap contracts, when-issued purchase commitments and delayed delivery purchase commitments. In addition, the Fund had deposited $3,749,592 in a segregated account for interest rate swap contracts.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2012, and their final maturity dates.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of July 31, 2012 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

±	At July 31, 2012, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable- rate Payments Received by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$25,000,000	March 18, 2015	1.677%	.467%(1)	$(139,475)	$(801,802)	$(941,277)
Citibank, N.A.	25,000,000	August 9, 2015	1.120%	.465%(2)	(106,603)	(476,362)	(582,965)
Citibank, N.A.	50,000,000	December 7, 2015	1.883%	.467%(3)	(105,543)	(2,250,768)	(2,356,311)
					$(351,621)	$(3,528,932)	$(3,880,553)

(1)	90 day LIBOR at June 14, 2012.

(2)	90 day LIBOR at May 4, 2012.

(3)	90 day LIBOR at June 1, 2012.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 28, 2012

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 28, 2012